Equity - Treasury Stock - Additional Information (Details) - Treasury stock [Member] - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class B, Preference shares [Member]
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan			370,746	361,530
Class B, Preference shares [Member] | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	370,746	361,530
Class A and Class B shares
Equity
Treasury stock as a percentage of capital, held by parent			1.30%	1.30%